Credit quality indicators of non-covered loans held-in-portfolio based obligor risk ratings (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	$ 21,611,866	[1]	$ 20,983,192	[1]
Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,175,937		1,021,780
Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,970,505		2,634,432
Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,166,545		2,608,450
Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,724,197		3,593,540
Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	10,037,184		9,858,202
Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	206,084		252,857
Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	6,681,476		6,078,507
Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	211,135	[2]	384,217	[2]
Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	543,761		540,523
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,932,226		3,868,886
Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,185,272		1,198,213
Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	478,211		491,035
Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,349,119		1,388,911
Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	699,980		561,084
Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	219,644		229,643
Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,431,266		1,022,517
Watch [Member] | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	75,958		79,468
Watch [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	305,941		229,414
Watch [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	288,220		218,299
Watch [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	739,304		463,247
Watch [Member] | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,409,423		990,428
Watch [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	6,895		5,913
Watch [Member] | Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Watch [Member] | Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	14,948		26,176
Watch [Member] | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Watch [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Watch [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Watch [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Watch [Member] | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Watch [Member] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Watch [Member] | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	569,572		640,167
Special Mention Member | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	15,912		22,305
Special Mention Member | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	185,631		212,764
Special Mention Member | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	150,422		147,535
Special Mention Member | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	204,226		210,549
Special Mention Member | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	556,191		593,153
Special Mention Member | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,788		31,789
Special Mention Member | Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Special Mention Member | Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	11,593		15,225
Special Mention Member | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Special Mention Member | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Special Mention Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Special Mention Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Special Mention Member | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Special Mention Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Special Mention Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,316,737		2,609,815
Substandard Member | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	64,689		88,394
Substandard Member | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	275,436		456,600
Substandard Member | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	381,073		760,619
Substandard Member | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	260,838		475,588
Substandard Member | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	982,036		1,781,201
Substandard Member | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	46,607		62,460
Substandard Member | Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	195,531		603,411
Substandard Member | Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	42,622		109,470
Substandard Member | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,495		4,742
Substandard Member | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	46,446		48,531
Substandard Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	21,530		23,470
Substandard Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,982		4,483
Substandard Member | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	8,488		8,988
Substandard Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	10,407		8,551
Substandard Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,039		3,039
Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,318		5,404
Doubtful Member | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Doubtful Member | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Doubtful Member | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		1,242
Doubtful Member | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	68		4,162
Doubtful Member | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	68		5,404
Doubtful Member | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,250		0
Doubtful Member | Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Doubtful Member | Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Doubtful Member | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Doubtful Member | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Doubtful Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Doubtful Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Doubtful Member | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Doubtful Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Doubtful Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	12,698		9,400
Unlikely To Be Collected Financing Receivable Member | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Unlikely To Be Collected Financing Receivable Member | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	112		0
Unlikely To Be Collected Financing Receivable Member | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Unlikely To Be Collected Financing Receivable Member | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	446		682
Unlikely To Be Collected Financing Receivable Member | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	558		682
Unlikely To Be Collected Financing Receivable Member | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Unlikely To Be Collected Financing Receivable Member | Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Unlikely To Be Collected Financing Receivable Member | Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Unlikely To Be Collected Financing Receivable Member | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		123
Unlikely To Be Collected Financing Receivable Member | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	12,140		8,595
Unlikely To Be Collected Financing Receivable Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Unlikely To Be Collected Financing Receivable Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	7,741		7,573
Unlikely To Be Collected Financing Receivable Member | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	710		1,018
Unlikely To Be Collected Financing Receivable Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	157		4
Unlikely To Be Collected Financing Receivable Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,532		0
Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	18,279,275		16,695,889
Pass Member | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,019,378		831,613
Pass Member | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,203,385		1,735,654
Pass Member | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,346,830		1,480,755
Pass Member | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,519,315		2,439,312
Pass Member | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	7,088,908		6,487,334
Pass Member | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	148,544		152,695
Pass Member | Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	6,485,945		5,475,096
Pass Member | Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	141,972		233,346
Pass Member | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	540,266		535,658
Pass Member | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,873,640		3,811,760
Pass Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,163,742		1,174,743
Pass Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	466,488		478,979
Pass Member | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,339,921		1,378,905
Pass Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	689,416		552,529
Pass Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	214,073		226,604
Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,332,591		4,287,303
Classified Loans [Member] | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	156,559		190,167
Classified Loans [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	767,120		898,778
Classified Loans [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	819,715		1,127,695
Classified Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,204,882		1,154,228
Classified Loans [Member] | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,948,276		3,370,868
Classified Loans [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	57,540		100,162
Classified Loans [Member] | Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	195,531		603,411
Classified Loans [Member] | Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	69,163		150,871
Classified Loans [Member] | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,495		4,865
Classified Loans [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	58,586		57,126
Classified Loans [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	21,530		23,470
Classified Loans [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	11,723		12,056
Classified Loans [Member] | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	9,198		10,006
Classified Loans [Member] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	10,564		8,555
Classified Loans [Member] | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,571		3,039
PUERTO RICO
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	15,887,839	[3]	15,232,327	[4]
PUERTO RICO | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	82,403	[3]	115,093	[4]
PUERTO RICO | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,864,218	[3]	1,350,433	[4]
PUERTO RICO | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,606,503	[3]	2,042,486	[4]
PUERTO RICO | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,912,466	[3]	2,788,272	[4]
PUERTO RICO | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	6,465,590	[3]	6,296,284	[4]
PUERTO RICO | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	161,171	[3]	212,267	[4]
PUERTO RICO | Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,400,679	[3]	4,948,924	[4]
PUERTO RICO | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	543,761	[3]	540,523	[4]
PUERTO RICO | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,316,638	[3]	3,234,329	[4]
PUERTO RICO | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,169,621	[3]	1,183,072	[4]
PUERTO RICO | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	15,178	[3]	16,806	[4]
PUERTO RICO | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,213,884	[3]	1,245,782	[4]
PUERTO RICO | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	699,491	[3]	560,316	[4]
PUERTO RICO | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	218,464	[3]	228,353	[4]
PUERTO RICO | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,199,571	[3]	756,865	[4]
PUERTO RICO | Watch [Member] | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,477	[3]	978	[4]
PUERTO RICO | Watch [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	230,847	[3]	120,608	[4]
PUERTO RICO | Watch [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	231,705	[3]	195,876	[4]
PUERTO RICO | Watch [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	727,647	[3]	438,758	[4]
PUERTO RICO | Watch [Member] | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,192,676	[3]	756,220	[4]
PUERTO RICO | Watch [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	6,895	[3]	645	[4]
PUERTO RICO | Watch [Member] | Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Watch [Member] | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Watch [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Watch [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Watch [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Watch [Member] | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Watch [Member] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Watch [Member] | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	489,411	[3]	531,345	[4]
PUERTO RICO | Special Mention Member | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,453	[3]	255	[4]
PUERTO RICO | Special Mention Member | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	156,189	[3]	156,853	[4]
PUERTO RICO | Special Mention Member | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	134,577	[3]	140,788	[4]
PUERTO RICO | Special Mention Member | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	192,404	[3]	201,660	[4]
PUERTO RICO | Special Mention Member | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	487,623	[3]	499,556	[4]
PUERTO RICO | Special Mention Member | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,788	[3]	31,789	[4]
PUERTO RICO | Special Mention Member | Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Special Mention Member | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Special Mention Member | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Special Mention Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Special Mention Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Special Mention Member | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Special Mention Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Special Mention Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	877,948	[3]	1,985,730	[4]
PUERTO RICO | Substandard Member | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,343	[3]	16,736	[4]
Weighted average obligor risk rating	11.33	[3]	11.94	[4]
PUERTO RICO | Substandard Member | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	115,435	[3]	252,068	[4]
Weighted average obligor risk rating	11.38	[3]	11.28	[4]
PUERTO RICO | Substandard Member | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	305,565	[3]	647,458	[4]
Weighted average obligor risk rating	11.31	[3]	11.51	[4]
PUERTO RICO | Substandard Member | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	214,531	[3]	410,026	[4]
Weighted average obligor risk rating	11.34	[3]	11.35	[4]
PUERTO RICO | Substandard Member | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	637,874	[3]	1,326,288	[4]
Weighted average obligor risk rating	11.33	[3]	11.42	[4]
PUERTO RICO | Substandard Member | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	25,722	[3]	41,278	[4]
Weighted average obligor risk rating	11.63	[3]	11.99	[4]
PUERTO RICO | Substandard Member | Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	169,239	[3]	569,334	[4]
PUERTO RICO | Substandard Member | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,495	[3]	4,742	[4]
PUERTO RICO | Substandard Member | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	41,618	[3]	44,088	[4]
PUERTO RICO | Substandard Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	21,044	[3]	22,965	[4]
PUERTO RICO | Substandard Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	665	[3]	1,333	[4]
PUERTO RICO | Substandard Member | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	7,483	[3]	8,203	[4]
PUERTO RICO | Substandard Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	10,407	[3]	8,551	[4]
PUERTO RICO | Substandard Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,019	[3]	3,036	[4]
PUERTO RICO | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,318	[3]	5,404	[4]
PUERTO RICO | Doubtful Member | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Doubtful Member | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Doubtful Member | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	1,242	[4]
PUERTO RICO | Doubtful Member | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	68	[3]	4,162	[4]
PUERTO RICO | Doubtful Member | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	68	[3]	5,404	[4]
PUERTO RICO | Doubtful Member | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,250	[3]	0	[4]
PUERTO RICO | Doubtful Member | Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Doubtful Member | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Doubtful Member | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Doubtful Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Doubtful Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Doubtful Member | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Doubtful Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Doubtful Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	6,811	[3]	4,151	[4]
PUERTO RICO | Unlikely To Be Collected Financing Receivable Member | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Unlikely To Be Collected Financing Receivable Member | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	112	[3]	0	[4]
PUERTO RICO | Unlikely To Be Collected Financing Receivable Member | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Unlikely To Be Collected Financing Receivable Member | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	446	[3]	682	[4]
PUERTO RICO | Unlikely To Be Collected Financing Receivable Member | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	558	[3]	682	[4]
PUERTO RICO | Unlikely To Be Collected Financing Receivable Member | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Unlikely To Be Collected Financing Receivable Member | Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Unlikely To Be Collected Financing Receivable Member | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	123	[4]
PUERTO RICO | Unlikely To Be Collected Financing Receivable Member | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	6,253	[3]	3,346	[4]
PUERTO RICO | Unlikely To Be Collected Financing Receivable Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Unlikely To Be Collected Financing Receivable Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,426	[3]	3,269	[4]
PUERTO RICO | Unlikely To Be Collected Financing Receivable Member | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	141	[3]	77	[4]
PUERTO RICO | Unlikely To Be Collected Financing Receivable Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	155	[3]	0	[4]
PUERTO RICO | Unlikely To Be Collected Financing Receivable Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,531	[3]	0	[4]
PUERTO RICO | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	13,311,780	[3]	11,948,832	[4]
PUERTO RICO | Pass Member | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	73,130	[3]	97,124	[4]
Weighted average obligor risk rating	5.31	[3]	5.68	[4]
PUERTO RICO | Pass Member | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,361,635	[3]	820,904	[4]
Weighted average obligor risk rating	6.73	[3]	6.98	[4]
PUERTO RICO | Pass Member | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	934,656	[3]	1,057,122	[4]
Weighted average obligor risk rating	6.89	[3]	6.93	[4]
PUERTO RICO | Pass Member | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,777,370	[3]	1,732,984	[4]
Weighted average obligor risk rating	6.63	[3]	6.69	[4]
PUERTO RICO | Pass Member | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,146,791	[3]	3,708,134	[4]
Weighted average obligor risk rating	6.71	[3]	6.81	[4]
PUERTO RICO | Pass Member | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	124,516	[3]	138,555	[4]
Weighted average obligor risk rating	7.86	[3]	7.86	[4]
PUERTO RICO | Pass Member | Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,231,440	[3]	4,379,590	[4]
PUERTO RICO | Pass Member | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	540,266	[3]	535,658	[4]
PUERTO RICO | Pass Member | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,268,767	[3]	3,186,895	[4]
PUERTO RICO | Pass Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,148,577	[3]	1,160,107	[4]
PUERTO RICO | Pass Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	12,087	[3]	12,204	[4]
PUERTO RICO | Pass Member | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,206,260	[3]	1,237,502	[4]
PUERTO RICO | Pass Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	688,929	[3]	551,765	[4]
PUERTO RICO | Pass Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	212,914	[3]	225,317	[4]
PUERTO RICO | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,576,059	[3]	3,283,495	[4]
PUERTO RICO | Classified Loans [Member] | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	9,273	[3]	17,969	[4]
PUERTO RICO | Classified Loans [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	502,583	[3]	529,529	[4]
PUERTO RICO | Classified Loans [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	671,847	[3]	985,364	[4]
PUERTO RICO | Classified Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,135,096	[3]	1,055,288	[4]
PUERTO RICO | Classified Loans [Member] | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,318,799	[3]	2,588,150	[4]
PUERTO RICO | Classified Loans [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	36,655	[3]	73,712	[4]
PUERTO RICO | Classified Loans [Member] | Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	169,239	[3]	569,334	[4]
PUERTO RICO | Classified Loans [Member] | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,495	[3]	4,865	[4]
PUERTO RICO | Classified Loans [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	47,871	[3]	47,434	[4]
PUERTO RICO | Classified Loans [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	21,044	[3]	22,965	[4]
PUERTO RICO | Classified Loans [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,091	[3]	4,602	[4]
PUERTO RICO | Classified Loans [Member] | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	7,624	[3]	8,280	[4]
PUERTO RICO | Classified Loans [Member] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	10,562	[3]	8,551	[4]
PUERTO RICO | Classified Loans [Member] | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,550	[3]	3,036	[4]
UNITED STATES
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,724,027		5,750,865
UNITED STATES | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,093,534		906,687
UNITED STATES | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,106,287		1,283,999
UNITED STATES | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	560,042		565,964
UNITED STATES | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	811,731		805,268
UNITED STATES | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,571,594		3,561,918
UNITED STATES | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	44,913		40,590
UNITED STATES | Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,280,797		1,129,583
UNITED STATES | Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	211,135		384,217
UNITED STATES | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	615,588		634,557
UNITED STATES | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	15,651		15,141
UNITED STATES | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	463,033		474,229
UNITED STATES | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	135,235		143,129
UNITED STATES | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	489		768
UNITED STATES | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,180		1,290
UNITED STATES | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	231,695		265,652
UNITED STATES | Watch [Member] | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	73,481		78,490
UNITED STATES | Watch [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	75,094		108,806
UNITED STATES | Watch [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	56,515		22,423
UNITED STATES | Watch [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	11,657		24,489
UNITED STATES | Watch [Member] | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	216,747		234,208
UNITED STATES | Watch [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		5,268
UNITED STATES | Watch [Member] | Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Watch [Member] | Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	14,948		26,176
UNITED STATES | Watch [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Watch [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Watch [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Watch [Member] | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Watch [Member] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Watch [Member] | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	80,161		108,822
UNITED STATES | Special Mention Member | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	11,459		22,050
UNITED STATES | Special Mention Member | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	29,442		55,911
UNITED STATES | Special Mention Member | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	15,845		6,747
UNITED STATES | Special Mention Member | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	11,822		8,889
UNITED STATES | Special Mention Member | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	68,568		93,597
UNITED STATES | Special Mention Member | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Special Mention Member | Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Special Mention Member | Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	11,593		15,225
UNITED STATES | Special Mention Member | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Special Mention Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Special Mention Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Special Mention Member | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Special Mention Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Special Mention Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	438,789		624,085
UNITED STATES | Substandard Member | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	62,346		71,658
Weighted average obligor risk rating	11.34		11.26
UNITED STATES | Substandard Member | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	160,001		204,532
Weighted average obligor risk rating	11.27		11.38
UNITED STATES | Substandard Member | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	75,508		113,161
Weighted average obligor risk rating	11.31		11.28
UNITED STATES | Substandard Member | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	46,307		65,562
Weighted average obligor risk rating	11.09		11.19
UNITED STATES | Substandard Member | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	344,162		454,913
Weighted average obligor risk rating	11.27		11.31
UNITED STATES | Substandard Member | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	20,885		21,182
Weighted average obligor risk rating	11.27		11.28
UNITED STATES | Substandard Member | Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	26,292		34,077
UNITED STATES | Substandard Member | Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	42,622		109,470
Weighted average obligor risk rating	11.24		11.30
UNITED STATES | Substandard Member | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,828		4,443
UNITED STATES | Substandard Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	486		505
UNITED STATES | Substandard Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,317		3,150
UNITED STATES | Substandard Member | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,005		785
UNITED STATES | Substandard Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Substandard Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	20		3
UNITED STATES | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Doubtful Member | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Doubtful Member | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Doubtful Member | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Doubtful Member | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Doubtful Member | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Doubtful Member | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Doubtful Member | Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Doubtful Member | Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Doubtful Member | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Doubtful Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Doubtful Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Doubtful Member | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Doubtful Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Doubtful Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,887		5,249
UNITED STATES | Unlikely To Be Collected Financing Receivable Member | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Unlikely To Be Collected Financing Receivable Member | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Unlikely To Be Collected Financing Receivable Member | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Unlikely To Be Collected Financing Receivable Member | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Unlikely To Be Collected Financing Receivable Member | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Unlikely To Be Collected Financing Receivable Member | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Unlikely To Be Collected Financing Receivable Member | Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Unlikely To Be Collected Financing Receivable Member | Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Unlikely To Be Collected Financing Receivable Member | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,887		5,249
UNITED STATES | Unlikely To Be Collected Financing Receivable Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Unlikely To Be Collected Financing Receivable Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,315		4,304
UNITED STATES | Unlikely To Be Collected Financing Receivable Member | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	569		941
UNITED STATES | Unlikely To Be Collected Financing Receivable Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2		4
UNITED STATES | Unlikely To Be Collected Financing Receivable Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1		0
UNITED STATES | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,967,495		4,747,057
UNITED STATES | Pass Member | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	946,248		734,489
Weighted average obligor risk rating	7.08		7.12
UNITED STATES | Pass Member | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	841,750		914,750
Weighted average obligor risk rating	6.89		7.04
UNITED STATES | Pass Member | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	412,174		423,633
Weighted average obligor risk rating	7.04		6.64
UNITED STATES | Pass Member | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	741,945		706,328
Weighted average obligor risk rating	6.53		6.73
UNITED STATES | Pass Member | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,942,117		2,779,200
Weighted average obligor risk rating	6.89		6.81
UNITED STATES | Pass Member | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	24,028		14,140
Weighted average obligor risk rating	7.64		7.21
UNITED STATES | Pass Member | Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,254,505		1,095,506
UNITED STATES | Pass Member | Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	141,972		233,346
Weighted average obligor risk rating	7.72		7.48
UNITED STATES | Pass Member | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	604,873		624,865
UNITED STATES | Pass Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	15,165		14,636
UNITED STATES | Pass Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	454,401		466,775
UNITED STATES | Pass Member | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	133,661		141,403
UNITED STATES | Pass Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	487		764
UNITED STATES | Pass Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,159		1,287
UNITED STATES | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	756,532		1,003,808
UNITED STATES | Classified Loans [Member] | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	147,286		172,198
UNITED STATES | Classified Loans [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	264,537		369,249
UNITED STATES | Classified Loans [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	147,868		142,331
UNITED STATES | Classified Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	69,786		98,940
UNITED STATES | Classified Loans [Member] | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	629,477		782,718
UNITED STATES | Classified Loans [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	20,885		26,450
UNITED STATES | Classified Loans [Member] | Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	26,292		34,077
UNITED STATES | Classified Loans [Member] | Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	69,163		150,871
UNITED STATES | Classified Loans [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	10,715		9,692
UNITED STATES | Classified Loans [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	486		505
UNITED STATES | Classified Loans [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	8,632		7,454
UNITED STATES | Classified Loans [Member] | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,574		1,726
UNITED STATES | Classified Loans [Member] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2		4
UNITED STATES | Classified Loans [Member] | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	$ 21		$ 3

[1]	Non-covered loans held-in-portfolio at December 31, 2013 are net of $92 million in unearned income and exclude $110 million in loans held-for-sale. (December 31, 2012 - $97 million in unearned income and $354 million in loans held-for-sale.)
[2]	The legacy portfolio is comprised of commercial loans, construction loans and lease financings related to certain lending products exited by the Corporation as part of restructuring efforts carried out in prior years at the BPNA segment.
[3]	Excludes covered loans acquired in the Westernbank FDIC-assisted transaction.
[4]	Excludes covered loans acquired in the Westernbank FDIC-assisted transaction.